DECHERT
                         Ten Post Office Square - South
                                   12th Floor
                                Boston, MA 02109

                                                      Direct Tel:  617.728.7112
                                                      Cynthia.Pacal@dechert.com




January 3, 2001


U.S. Securities and Exchange Commission
450 Fifth St. N.W.
Washington, D.C. 20549

VIA ELECTRONIC TRANSMISSION

Re:  Ivy Fund, File Nos. 2-17613, 811-1028


Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of Ivy Fund (the "Trust") that each form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 119 to the Trust's Registration Statement on Form N-1A ("PEA 119") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 119. I hereby further certify that PEA 119 was filed electronically with the Commission on December 28, 2000 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
(617) 728-7112 or Joseph R. Fleming at (617) 728-7161 if you have any questions.

Sincerely,


/s/ Cynthia A. Pacal
Cynthia A. Pacal